Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash in hand	$ 1,709	$ 1,723
Cash in banks	14,322,662	22,201,308
Cash	$ 14,324,371	$ 22,203,031